IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                           Five Cambridge Center
                                                             Cambridge, MA 02142
                                                                  (617) 234-3000




Integrated ARROs Fund II (the "Fund")

February, 2001

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 2000. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

                          Independent Auditors' Report

 To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund II

We have audited the accompanying statement of financial condition of Integrated ARROs Fund II (the "Fund") as of December 31, 2000, including the schedule of portfolio investments as of December 31, 2000, and the related statements of operations and changes in net assets for the year then ended and the schedule of selected per unit operating performance, ratios and supplemental data for the year ended December 31, 2000. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund II as of December 31, 2000, and the results of its operations and changes in its net assets for the year then ended and the selected per unit operating performance, ratios and supplemental data for the year ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


As explained in Note 2, the financial statements include investments in payment obligations valued at $12,311,942 as of December 31, 2000, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


                                                    Certified Public Accountants

/s/ Imowitz Koenig & Co., LLP
-----------------------------

New York, New York
February 13, 2001

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund II



                          INDEPENDENT AUDITOR'S REPORT

We have audited the accompanying statement of financial condition of Integrated ARROs Fund II (the "Fund") as of December 31, 1999, including the schedule of portfolio investments as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the four years in the period ended December 31, 1999. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund II as of December 31, 1999 and the results of its operations and changes in its net assets for the year then ended and the selected per unit operating performance, ratios and supplemental data for each of the four years in the period ended December 31, 1999, in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $12,581,437 as of December 31, 1999, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of ready ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.





/s/ Hays & Company
------------------
Hays & Company
February 18, 2001
New York, New York

                            Integrated ARROs Fund II
                        Statements of Financial Condition


                                                                 December 31,
                                                      ----------------------------------
                                                           2000                1999
                                                      --------------      --------------
Assets

Cash and Cash Equivalents                                 $ 243,428           $ 242,933

Investments in payment obligations, at minimum
termination value (cost $4,349,927)                      12,311,942          12,581,437
                                                      --------------      --------------

Total Assets                                             12,555,370          12,824,370

Liabilities

Distributions Payable                                       243,428             242,933
                                                      --------------      --------------

Net Assets                                              $12,311,942        $ 12,581,437
                                                      ==============      ==============

Net Asset Value per unit (7,446 units outstanding)      $  1,653.50        $   1,689.69
                                                      ==============      ==============



                       See notes to financial statements

                            Integrated ARROs Fund II
                            Statements of Operations


                                                           Year Ended December 31,
                                                         ---------------------------
                                                             2000           1999
                                                         ------------   ------------
Investment Income:

    Interest and discount earned, net of fund expenses    $ 1,454,250    $ 1,460,552
                                                          ===========    ===========]




                       See notes to financial statements

                                          Integrated ARROs Fund II
                                    Statements of Changes in Net Assets


                                                                   Year Ended December 31,
                                                           --------------------------------------
                                                                 2000                  1999
                                                           ----------------      ----------------
Decrease in net assets from operations:


Net investment income                                          $ 1,454,250           $ 1,460,552
                                                           ----------------      ----------------

Net increase in net assets resulting from operations             1,454,250             1,460,552

Total declared as distributions to Unit Holders                 (1,723,745)           (1,721,250)
                                                           ----------------      ----------------

Net decrease in net assets                                        (269,495)             (260,698)

Net assets:

Beginning of period                                             12,581,437            12,842,135
                                                           ----------------      ----------------
End of period                                                 $ 12,311,942          $ 12,581,437
                                                           ================      ================




                        See notes to financial statements

                            Integrated ARROs Fund II

                          Notes to Financial Statements

1.   ORGANIZATION

    Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

    The Fund was formed in July 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of five contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by five privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on
    November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

    Security Valuation

    The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

    Federal Income Taxes

    The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

    Cash and Cash Equivalents

    Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

    Use of Estimates

    The preparation of the financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.  THE SPONSOR

    IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

    Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.  THE PAYMENT OBLIGATIONS

    The five Payment Obligations acquired by the Fund were issued from 1981 to 1983 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered. Two of the five Payment Obligations (Trefar and Zebon) were satisfied in full during 1996.

    Payments on the remaining three Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms") (approximately 25 years), of the respective net leases. Interest at simple interest rates ranging from 16.5% to 19.625% accrues on the principal amounts of each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

    If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.  COMMITMENTS AND CONTINGENCIES

    The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

    The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund I, an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund I, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $33,688 and $33,558 in such expenses from the proceeds of Payment Obligations received by the Fund in 2000 and 1999, respectively.

    Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, Five Cambridge Center, Cambridge, Massachusetts 02142.


    NAME                     POSITION WITH SPONSOR              DIRECTOR/OFFICER SINCE     PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
    ----                     ---------------------              ----------------------     -----------------------------------------

    Dallas E. Lucas   Director, Vice President and Treasurer        August 1998               Mr. Lucas joined  NorthStar  Capital
                                                                                              in August 1998. From 1994 until then
                                                                                              he was the Chief  Financial  Officer
                                                                                              of  Crescent  Real  Estate  Equities
                                                                                              Company.  Prior  to  that  he  was a
                                                                                              financial   consulting   and   audit
                                                                                              manager in the real estate  services
                                                                                              group of Arthur Andersen LLP




    David King        Director and President                        November 1997             Mr. King joined NorthStar Capital in
                      Secretary                                     November 2000             November 1997. From 1990 to 1997 Mr.
                                                                                              King was  associated  with Olympia &
                                                                                              York  Companies  (USA) where he held
                                                                                              the    position   of   Senior   Vice
                                                                                              President of Finance.  Prior to that
                                                                                              Mr. King was  employed  with Bankers
                                                                                              Trust  in its  real  estate  finance
                                                                                              group.



    Steven Kauff    Director and Vice President                     July 1999                 Mr. Kauff joined  NorthStar  Capital
                                                                                              in July  1999.  From 1996 to 1999 Mr
                                                                                              Kauff  was a  Manager  in  the  Real
                                                                                              Estate  and   Hospitality   Services
                                                                                              Group of Arthur  Andersen LLP. Prior
                                                                                              to joining Arthur  Andersen LLP, Mr.
                                                                                              Kauff was with Price  Waterhouse LLP
                                                                                              in the Real Estate Industry Services
                                                                                              Group.

6.  DISTRIBUTION PAYABLE

    The Trustee declared a $243,428 ($32.69 per unit) distribution payable to unitholders of record as of December 31, 2000. Such distribution was paid on January 15, 2001.

7.  SIGNIFICANT TRANSACTIONS

    The Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease). However, it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee did not agree with such interpretation.

    Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both ARROs Fund I and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties.

                            Integrated ARROs Fund II
  Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental
                                      Data


                                                                          YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------

                                                   2000             1999             1998               1997              1996
                                             ---------------   ---------------  ---------------   ---------------   ---------------
Per Unit Operating Performance

Net asset value, beginning of period             $ 1,689.69        $ 1,724.70       $ 1,758.21        $ 1,679.14        $ 2,690.44

Net investment income                                195.31            196.15           150.91            189.13            295.66

Distributions                                       (231.50)          (231.16)         (184.42)          (110.06)        (1,306.96)
                                             ---------------   ---------------  ---------------   ---------------   ---------------

Net asset value, end of period                   $ 1,653.50        $ 1,689.69       $ 1,724.70        $ 1,758.21        $ 1,679.14
                                             ===============   ===============  ===============   ===============   ===============

Total investment return                            $ 195.31          $ 196.15         $ 150.91          $ 189.13          $ 295.66
                                             ===============   ===============  ===============   ===============   ===============

Ratios/Supplemental Data

Net assets, end of period                      $ 12,311,942      $ 12,581,437     $ 12,842,135      $ 13,091,652      $ 12,502,874

Ratio of expenses to average net assets               0.27%             0.26%            0.11%               N/A               N/A

Ratio of net investment income to average
net assets                                           11.68%            11.49%            8.67%            11.00%            13.53%

Portfolio turnover rate                                 N/A               N/A              N/A               N/A               N/A

                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                December 31, 2000

   Partnership/                                                                                                    Discount To
   Date Payment                                                          Original      Simple                   Arrive at Minimum
    Obligation                    Property              Type of          Principal    Interest      Accrued         Termination
     Incurred     Lessee          Location              Property          Amount        Rate        Interest          Amount
-----------------------------------------------------------------------------------------------------------------------------------

Bradall           Albertson's     Boise, ID             Department      $1,940,000      16.500%     $3,839,108     $1,579,632
12/16/82          Inc.            Snohomish, WA         Stores
                                  Las Cruces, NM
                                  Sioux Falls, SD
                                  Bradenton, FL


Dalhill           The Kroger      Houston, TX           Supermarkets     1,485,000      19.625%      2,838,037        740,285
01/15/82          Company         Dallas, TX
                                  Columbus, OH
                                  Cincinnati, OH
                                  Louisville, KY (2)


Walmad            Walgreen        Windsor, WI           Warehouse/       1,500,000      18.500%      4,192,341      1,162,627
02/25/82          Company                               Distribution
                                                        Facility
                                                                        ----------                 -----------     ----------
                                                                        $4,925,000                 $10,869,486     $3,482,544
                                                                        ==========                 ===========     ==========

      Periodic               Minimum
    Payment During         Termination
    Primary Term (1)          Amount
----------------------------------------

    7/1/98-1/1/08          $4,199,476
   $387,871/semi.



 1/31/97-12/31/06           3,582,752
      $57,242/mo.



    4/1/97-3/1/02           4,529,714
     $23,125/mo.;
    4/1/02-3/1/07
      $92,551/mo.
                          -----------
                          $12,311,942
                          ===========


(1) Primary Term of the applicable net lease.
(2) Two properties.

                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2000 THROUGH DECEMBER 31, 2000

                ACCRUED                         ACCRUED                        ACCRUED                       ACCRUED
  DATE          INTEREST          DATE         INTEREST         DATE          INTEREST        DATE           INTEREST
  ----          --------          ----         --------         ----          --------        ----           --------
01-Jan-00      11,254,791      23-Feb-00      11,303,164      16-Apr-00      11,271,169      08-Jun-00      11,239,175
02-Jan-00      11,257,220      24-Feb-00      11,305,593      17-Apr-00      11,273,598      09-Jun-00      11,241,604
03-Jan-00      11,259,649      25-Feb-00      11,308,022      18-Apr-00      11,276,027      10-Jun-00      11,244,033
04-Jan-00      11,262,078      26-Feb-00      11,310,451      19-Apr-00      11,278,456      11-Jun-00      11,246,462
05-Jan-00      11,264,507      27-Feb-00      11,312,880      20-Apr-00      11,280,885      12-Jun-00      11,248,891
06-Jan-00      11,266,936      28-Feb-00      11,315,309      21-Apr-00      11,283,314      13-Jun-00      11,251,320
07-Jan-00      11,269,365      29-Feb-00      11,237,371      22-Apr-00      11,285,743      14-Jun-00      11,253,749
08-Jan-00      11,271,795      01-Mar-00      11,239,800      23-Apr-00      11,288,173      15-Jun-00      11,256,178
09-Jan-00      11,274,224      02-Mar-00      11,242,229      24-Apr-00      11,290,602      16-Jun-00      11,258,607
10-Jan-00      11,276,653      03-Mar-00      11,244,658      25-Apr-00      11,293,031      17-Jun-00      11,261,036
11-Jan-00      11,279,082      04-Mar-00      11,247,087      26-Apr-00      11,295,460      18-Jun-00      11,263,465
12-Jan-00      11,281,511      05-Mar-00      11,249,516      27-Apr-00      11,297,889      19-Jun-00      11,265,894
13-Jan-00      11,283,940      06-Mar-00      11,251,945      28-Apr-00      11,300,318      20-Jun-00      11,268,323
14-Jan-00      11,286,369      07-Mar-00      11,254,374      29-Apr-00      11,302,747      21-Jun-00      11,270,752
15-Jan-00      11,288,798      08-Mar-00      11,256,803      30-Apr-00      11,224,809      22-Jun-00      11,273,181
16-Jan-00      11,291,227      09-Mar-00      11,259,232      01-May-00      11,227,238      23-Jun-00      11,275,610
17-Jan-00      11,293,656      10-Mar-00      11,261,661      02-May-00      11,229,667      24-Jun-00      11,278,039
18-Jan-00      11,296,085      11-Mar-00      11,264,090      03-May-00      11,232,096      25-Jun-00      11,280,468
19-Jan-00      11,298,514      12-Mar-00      11,266,520      04-May-00      11,234,525      26-Jun-00      11,282,898
20-Jan-00      11,300,943      13-Mar-00      11,268,949      05-May-00      11,236,954      27-Jun-00      11,285,327
21-Jan-00      11,303,372      14-Mar-00      11,271,378      06-May-00      11,239,383      28-Jun-00      11,287,756
22-Jan-00      11,305,801      15-Mar-00      11,273,807      07-May-00      11,241,812      29-Jun-00      11,290,185
23-Jan-00      11,308,230      16-Mar-00      11,276,236      08-May-00      11,244,241      30-Jun-00      11,292,614
24-Jan-00      11,310,659      17-Mar-00      11,278,665      09-May-00      11,246,670      01-Jul-00      10,826,805
25-Jan-00      11,313,088      18-Mar-00      11,281,094      10-May-00      11,249,099      02-Jul-00      10,829,234
26-Jan-00      11,315,517      19-Mar-00      11,283,523      11-May-00      11,251,528      03-Jul-00      10,831,663
27-Jan-00      11,317,946      20-Mar-00      11,285,952      12-May-00      11,253,957      04-Jul-00      10,834,092
28-Jan-00      11,320,375      21-Mar-00      11,288,381      13-May-00      11,256,386      05-Jul-00      10,836,521
29-Jan-00      11,322,805      22-Mar-00      11,290,810      14-May-00      11,258,815      06-Jul-00      10,838,950
30-Jan-00      11,325,234      23-Mar-00      11,293,239      15-May-00      11,261,245      07-Jul-00      10,841,379
31-Jan-00      11,327,663      24-Mar-00      11,295,668      16-May-00      11,263,674      08-Jul-00      10,843,808
01-Feb-00      11,249,725      25-Mar-00      11,298,097      17-May-00      11,266,103      09-Jul-00      10,846,237
02-Feb-00      11,252,154      26-Mar-00      11,300,526      18-May-00      11,268,532      10-Jul-00      10,848,666
03-Feb-00      11,254,583      27-Mar-00      11,302,955      19-May-00      11,270,961      11-Jul-00      10,851,095
04-Feb-00      11,257,012      28-Mar-00      11,305,384      20-May-00      11,273,390      12-Jul-00      10,853,524
05-Feb-00      11,259,441      29-Mar-00      11,307,813      21-May-00      11,275,819      13-Jul-00      10,855,953
06-Feb-00      11,261,870      30-Mar-00      11,310,242      22-May-00      11,278,248      14-Jul-00      10,858,382
07-Feb-00      11,264,299      31-Mar-00      11,232,304      23-May-00      11,280,677      15-Jul-00      10,860,811
08-Feb-00      11,266,728      01-Apr-00      11,234,733      24-May-00      11,283,106      16-Jul-00      10,863,240
09-Feb-00      11,269,157      02-Apr-00      11,237,163      25-May-00      11,285,535      17-Jul-00      10,865,670
10-Feb-00      11,271,586      03-Apr-00      11,239,592      26-May-00      11,287,964      18-Jul-00      10,868,099
11-Feb-00      11,274,015      04-Apr-00      11,242,021      27-May-00      11,290,393      19-Jul-00      10,870,528
12-Feb-00      11,276,444      05-Apr-00      11,244,450      28-May-00      11,292,822      20-Jul-00      10,872,957
13-Feb-00      11,278,873      06-Apr-00      11,246,879      29-May-00      11,295,251      21-Jul-00      10,875,386
14-Feb-00      11,281,302      07-Apr-00      11,249,308      30-May-00      11,297,680      22-Jul-00      10,877,815
15-Feb-00      11,283,731      08-Apr-00      11,251,737      31-May-00      11,219,742      23-Jul-00      10,880,244
16-Feb-00      11,286,160      09-Apr-00      11,254,166      01-Jun-00      11,222,171      24-Jul-00      10,882,673
17-Feb-00      11,288,589      10-Apr-00      11,256,595      02-Jun-00      11,224,600      25-Jul-00      10,885,102
18-Feb-00      11,291,018      11-Apr-00      11,259,024      03-Jun-00      11,227,029      26-Jul-00      10,887,531
19-Feb-00      11,293,447      12-Apr-00      11,261,453      04-Jun-00      11,229,458      27-Jul-00      10,889,960
20-Feb-00      11,295,877      13-Apr-00      11,263,882      05-Jun-00      11,231,888      28-Jul-00      10,892,389
21-Feb-00      11,298,306      14-Apr-00      11,266,311      06-Jun-00      11,234,317      29-Jul-00      10,894,818
22-Feb-00      11,300,735      15-Apr-00      11,268,740      07-Jun-00      11,236,746      30-Jul-00      10,897,247

                     ACCRUED                        ACCRUED                        ACCRUED
       DATE          INTEREST         DATE          INTEREST         DATE          INTEREST
       ----          --------         ----          --------         ----          --------
     31-Jul-00      10,899,676      22-Sep-00      10,867,682      14-Nov-00      10,835,687
     01-Aug-00      10,821,738      23-Sep-00      10,870,111      15-Nov-00      10,838,116
     02-Aug-00      10,824,167      24-Sep-00      10,872,540      16-Nov-00      10,840,545
     03-Aug-00      10,826,596      25-Sep-00      10,874,969      17-Nov-00      10,842,974
     04-Aug-00      10,829,025      26-Sep-00      10,877,398      18-Nov-00      10,845,403
     05-Aug-00      10,831,454      27-Sep-00      10,879,827      19-Nov-00      10,847,832
     06-Aug-00      10,833,883      28-Sep-00      10,882,256      20-Nov-00      10,850,261
     07-Aug-00      10,836,313      29-Sep-00      10,884,685      21-Nov-00      10,852,690
     08-Aug-00      10,838,742      30-Sep-00      10,887,114      22-Nov-00      10,855,120
     09-Aug-00      10,841,171      01-Oct-00      10,809,176      23-Nov-00      10,857,549
     10-Aug-00      10,843,600      02-Oct-00      10,811,605      24-Nov-00      10,859,978
     11-Aug-00      10,846,029      03-Oct-00      10,814,034      25-Nov-00      10,862,407
     12-Aug-00      10,848,458      04-Oct-00      10,816,463      26-Nov-00      10,864,836
     13-Aug-00      10,850,887      05-Oct-00      10,818,892      27-Nov-00      10,867,265
     14-Aug-00      10,853,316      06-Oct-00      10,821,321      28-Nov-00      10,869,694
     15-Aug-00      10,855,745      07-Oct-00      10,823,750      29-Nov-00      10,872,123
     16-Aug-00      10,858,174      08-Oct-00      10,826,179      30-Nov-00      10,874,552
     17-Aug-00      10,860,603      09-Oct-00      10,828,608      01-Dec-00      10,796,614
     18-Aug-00      10,863,032      10-Oct-00      10,831,038      02-Dec-00      10,799,043
     19-Aug-00      10,865,461      11-Oct-00      10,833,467      03-Dec-00      10,801,472
     20-Aug-00      10,867,890      12-Oct-00      10,835,896      04-Dec-00      10,803,901
     21-Aug-00      10,870,319      13-Oct-00      10,838,325      05-Dec-00      10,806,330
     22-Aug-00      10,872,748      14-Oct-00      10,840,754      06-Dec-00      10,808,759
     23-Aug-00      10,875,177      15-Oct-00      10,843,183      07-Dec-00      10,811,188
     24-Aug-00      10,877,606      16-Oct-00      10,845,612      08-Dec-00      10,813,617
     25-Aug-00      10,880,035      17-Oct-00      10,848,041      09-Dec-00      10,816,046
     26-Aug-00      10,882,464      18-Oct-00      10,850,470      10-Dec-00      10,818,475
     27-Aug-00      10,884,893      19-Oct-00      10,852,899      11-Dec-00      10,820,904
     28-Aug-00      10,887,322      20-Oct-00      10,855,328      12-Dec-00      10,823,333
     29-Aug-00      10,889,752      21-Oct-00      10,857,757      13-Dec-00      10,825,763
     30-Aug-00      10,892,181      22-Oct-00      10,860,186      14-Dec-00      10,828,192
     31-Aug-00      10,894,610      23-Oct-00      10,862,615      15-Dec-00      10,830,621
     01-Sep-00      10,816,672      24-Oct-00      10,865,044      16-Dec-00      10,833,050
     02-Sep-00      10,819,101      25-Oct-00      10,867,473      17-Dec-00      10,835,479
     03-Sep-00      10,821,530      26-Oct-00      10,869,902      18-Dec-00      10,837,908
     04-Sep-00      10,823,959      27-Oct-00      10,872,331      19-Dec-00      10,840,337
     05-Sep-00      10,826,388      28-Oct-00      10,874,760      20-Dec-00      10,842,766
     06-Sep-00      10,828,817      29-Oct-00      10,877,189      21-Dec-00      10,845,195
     07-Sep-00      10,831,246      30-Oct-00      10,879,618      22-Dec-00      10,847,624
     08-Sep-00      10,833,675      31-Oct-00      10,882,048      23-Dec-00      10,850,053
     09-Sep-00      10,836,104      01-Nov-00      10,804,110      24-Dec-00      10,852,482
     10-Sep-00      10,838,533      02-Nov-00      10,806,539      25-Dec-00      10,854,911
     11-Sep-00      10,840,962      03-Nov-00      10,808,968      26-Dec-00      10,857,340
     12-Sep-00      10,843,391      04-Nov-00      10,811,397      27-Dec-00      10,859,769
     13-Sep-00      10,845,820      05-Nov-00      10,813,826      28-Dec-00      10,862,198
     14-Sep-00      10,848,249      06-Nov-00      10,816,255      29-Dec-00      10,864,627
     15-Sep-00      10,850,678      07-Nov-00      10,818,684      30-Dec-00      10,867,056
     16-Sep-00      10,853,107      08-Nov-00      10,821,113      31-Dec-00      10,869,485
     17-Sep-00      10,855,536      09-Nov-00      10,823,542
     18-Sep-00      10,857,965      10-Nov-00      10,825,971
     19-Sep-00      10,860,395      11-Nov-00      10,828,400
     20-Sep-00      10,862,824      12-Nov-00      10,830,829
     21-Sep-00      10,865,253      13-Nov-00      10,833,258